Financial instruments and risk management - Additional Information (Details) - USD ($) $ in Millions	May 11, 2018	Dec. 31, 2022	Nov. 05, 2018
Derivative [Line Items]
Derivative (in percent)	89.00%
Interest rate cap
Derivative [Line Items]
Payments for derivative instrument, financing activities	$ 68
Derivative, notional amount			$ 496
Interest rate cap | Not designated as hedging instrument
Derivative [Line Items]
Capped rate		4.7673%	2.877%